Condensed consolidated statement of cash flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Profit/(loss) for the period	$ (48,276)	$ (160,690)	[1]
Adjustments for:	115,242	185,659
Depreciation of tangible assets	106,068	171,181
Depreciation of intangible assets	183	44
Provisions	(133)	(115)
Income tax (benefits)/expenses	(4,923)	(1,518)
Share of profit of equity-accounted investees, net of tax	(14,574)	(11,177)
Net finance expense	61,865	37,812
(Gain)/loss on disposal of assets	(33,244)	(10,568)
Changes in working capital requirements	35,215	(4,421)
Change in cash guarantees	59	(8)
Change in inventory	21,386	2,602
Change in receivables from contracts with customers	(14,690)	(5,884)
Change in accrued income	(5,223)	303
Change in deferred charges	(5,150)	(8,486)
Change in other receivables	(663)	(658)
Change in trade payables	14,774	6,342
Change in accrued payroll	(86)	(3,034)
Change in accrued expenses	23,068	2,672
Change in deferred income	(126)	(365)
Change in other payables	(1,589)	733
Change in provisions for employee benefits	3,455	1,362
Income taxes paid during the period	8,780	723
Interest paid	(51,996)	(29,825)
Interest received	1,414	2,815
Dividends received from equity-accounted investees	1,000	1,375
Net cash from (used in) operating activities	61,379	(4,364)
Net cash from (used in) investing activities
Acquisition of vessels and vessels under construction	(427,951)	(264,917)
Proceeds from the sale of vessels	198,011	51,344
Acquisition of other tangible assets	(95)	(79)
Acquisition of intangible assets	(16,569)	(42)
Payments received from loans to related parties	32,794	796
Repayment of loans from related parties	(10,215)	0
Lease payments received from finance leases	1,015	975
Net cash from (used in) investing activities	(223,010)	(211,923)
Net cash from (used in) financing activities
(Purchase of) Proceeds from sale of treasury shares	1,080	0
Proceeds from new borrowings	898,391	543,274
Repayment of borrowings	(349,161)	(190,271)
Repayment of lease liabilities	(12,522)	(27,309)
Repayment of commercial paper	(221,196)	(62,391)
Repayment of commercial paper	(11,240)	(11,240)
Transaction costs related to issue of loans and borrowings	(1,725)	(608)
Dividends paid	(12,117)	(12,105)
Net cash from (used in) financing activities	291,510	239,350
Net increase (decrease) in cash and cash equivalents	129,879	23,063
Net cash and cash equivalents at the beginning of the period	152,528	161,478
Effect of changes in exchange rates	(5,187)	(1,863)
Net cash and cash equivalents at the end of the period	277,220	182,678
Restricted cash	$ 0	$ 0

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised.